SCHEDULE OF ASSETS AND LIABILITIES ACQUIRED AND PURCHASE CONSIDERATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 7,190,656	$ 7,190,656	$ 7,190,656
My Health Logic, Inc. [Member]
Business Acquisition [Line Items]
Common shares	7,774,000
Total consideration given up	7,774,000
Net working capital	(613,156)
Property, plant and equipment	12,500
Intangibles assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$ 7,774,000